CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Formation and general and administrative expenses	$ 1,887,583			$ 265,291
Loss from operations	(1,887,583)			(265,291)
Other income (expense):
Interest earned on cash and cash equivalents held in Trust Account	1,729			2,152
Change in fair value of warrant liability	(8,520,049)	$ (396,833)	$ (396,833)	(3,096,650)
Transaction costs allocated to warrant liabilty		(226,601)	(226,601)	(226,601)
Net loss	$ (10,405,903)	$ (673,687)	$ (574,687)	$ (3,586,390)
Weighted average shares outstanding of common stock	405,000			405,000
Class A common stock
Other income (expense):
Weighted average shares outstanding of common stock				11,500,000
Class B common stock
Other income (expense):
Weighted average shares outstanding of common stock				3,100,220
Class A redeemable common stock
Other income (expense):
Weighted average shares outstanding of common stock	11,500,000	11,500,000	11,500,000	11,500,000
Basic and diluted income per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class A and Class B non-redeemable common stock
Other income (expense):
Weighted average shares outstanding of common stock	3,280,000	3,280,000	3,280,000	3,100,220
Basic and diluted income per share	$ (3.17)	$ (0.16)	$ (0.16)	$ (1.16)